Vident Core U.S. Equity Fund
Schedule of Investments
May 31, 2022 (Unaudited)
Shares		Security Description	Value
COMMON STOCKS - 99.7%
		Communication Services - 7.9%
43,736		AMC Networks, Inc. - Class A (a)(b)	$1,717,075
98,465		AT&T, Inc.	2,096,320
36,560		Comcast Corporation - Class A	1,618,877
77,855		DISH Network Corporation - Class A (a)(b)	1,777,430
52,530		EchoStar Corporation - Class A (a)(b)	1,262,296
62,787		Fox Corporation - Class A	2,229,566
88,992		Frontier Communications Parent, Inc. (b)	2,307,563
105,678		Gray Television, Inc. (a)	2,083,970
67,366		Interpublic Group of Companies, Inc.	2,171,206
31,828		John Wiley & Sons, Inc. - Class A	1,685,611
88,633		Lions Gate Entertainment Corporation - Class A (a)(b)	906,716
198,694		Lumen Technologies, Inc. (a)	2,432,015
111,791		News Corporation - Class A	1,945,163
15,078		Nexstar Media Group, Inc. - Class A	2,641,967
31,585		Omnicom Group, Inc. (a)	2,356,557
123,877		TEGNA, Inc. (a)	2,712,906
99,070		Telephone & Data Systems, Inc.	1,756,511
19,247		United States Cellular Corporation (b)	591,075
41,904		Verizon Communications, Inc.	2,149,256
23,812		Warner Bros Discovery, Inc. (b)	439,331
55,360		Yelp, Inc. (a)(b)	1,628,138
			38,509,549
		Consumer Discretionary - 13.5%
53,224		Abercrombie & Fitch Company (a)(b)	1,087,899
10,888		Asbury Automotive Group, Inc. (b)	1,972,361
22,224		AutoNation, Inc. (a)(b)	2,657,101
39,075		Big Lots, Inc. (a)	956,947
51,953		Buckle, Inc.	1,707,176
20,997		Dick’s Sporting Goods, Inc. (a)	1,705,586
9,225		Dillard’s, Inc. - Class A (a)	2,781,153
45,603		General Motors Company (b)	1,763,924
51,958		G-III Apparel Group, Ltd. (a)(b)	1,302,067
113,888		Goodyear Tire & Rubber Company (b)	1,471,433
3,621		Graham Holdings Company - Class B	2,219,745
14,092		Group 1 Automotive, Inc. (a)	2,530,782
39,625		Kohl’s Corporation	1,597,680
202,560		Laureate Education, Inc. (a)	2,578,589
25,638		Lennar Corporation - Class A (a)	2,057,450
44,030		LKQ Corporation	2,262,702
91,841		Macy’s, Inc. (a)	2,172,040
53,101		MarineMax, Inc. (a)(b)	2,198,912
15,496		Mohawk Industries, Inc. (a)(b)	2,192,064
13,097		Murphy USA, Inc. (a)	3,262,725
23,873		Penske Automotive Group, Inc.	2,748,737
100,370		Perdoceo Education Corporation (b)	1,095,037
46,762		PulteGroup, Inc.	2,116,448
41,835		Shoe Carnival, Inc. (a)	1,140,422
101,941		Smith & Wesson Brands, Inc.	1,578,047
34,654		Sonic Automotive, Inc. - Class A (a)	1,580,569
81,363		Taylor Morrison Home Corporation (a)(b)	2,357,086
42,530		Toll Brothers, Inc.	2,146,489
100,478		Tri Pointe Homes, Inc. (a)(b)	2,117,071
63,274		Vista Outdoor, Inc. (a)(b)	2,438,580
11,503		Whirlpool Corporation (a)	2,119,313
37,526		Winnebago Industries, Inc. (a)	1,855,661
54,698		Zumiez, Inc. (a)(b)	1,794,641
			65,566,437
		Consumer Staples - 7.4%
89,056		Albertsons Companies, Inc. - Class A	2,720,661
33,755		Archer-Daniels-Midland Company (a)	3,065,629
25,331		Bunge, Ltd.	2,997,164
50,396		Edgewell Personal Care Company (a)	1,834,414
20,145		Fresh Del Monte Produce, Inc.	514,503
25,366		Ingredion, Inc.	2,401,907
17,380		J.M. Smucker Company (a)	2,178,931
54,988		Kroger Company (a)	2,912,714
35,651		Molson Coors Brewing Company - Class B	1,990,752
4,975		Nu Skin Enterprises, Inc. - Class A	232,084
13,267		PriceSmart, Inc.	1,043,184
27,406		Spectrum Brands Holdings, Inc. (a)	2,404,602
86,318		Sprouts Farmers Market, Inc. (a)(b)	2,338,355
26,361		Tyson Foods, Inc. - Class A	2,362,209
66,536		United Natural Foods, Inc. (a)(b)	2,821,792
24,310		Universal Corporation	1,548,061
8,289		USANA Health Sciences, Inc. (b)	582,965
47,991		Walgreens Boots Alliance, Inc. (a)	2,103,445
			36,053,372
		Energy - 5.7%
21,117		Antero Resources Corporation (a)(b)	905,497
35,648		Chesapeake Energy Corporation	3,471,402
18,362		Chevron Corporation	3,207,107
46,584		Civitas Resources, Inc. (a)	3,556,688
124,377		Marathon Oil Corporation	3,909,169
17,751		Oasis Petroleum, Inc.	2,817,616
62,339		Ovintiv, Inc.	3,490,361
42,291		PDC Energy, Inc.	3,346,910
32,451		Whiting Petroleum Corporation (a)	2,870,616
			27,575,366
		Financials - 13.4%
38,418		Aflac, Inc.	2,326,978
3,637		Alleghany Corporation (b)	3,032,458
15,639		Allstate Corporation	2,137,695
18,785		American Financial Group, Inc.	2,654,320
41,434		American International Group, Inc.	2,431,347
14,735		Assurant, Inc. (a)	2,603,527
41,253		B Riley Financial, Inc. (a)	2,242,101
30,481		CNO Financial Group, Inc.	626,994
45,726		Cowen, Inc. - Class A (a)	1,213,568
42,829		Donnelley Financial Solutions, Inc. (a)(b)	1,332,410
30,274		Encore Capital Group, Inc. (a)(b)	1,850,044
42,914		Enova International, Inc. (b)	1,355,224
19,439		Evercore, Inc. - Class A (a)	2,219,934
72,261		Federated Hermes, Inc. (a)	2,454,706
48,349		Fidelity National Financial, Inc.	2,045,163
13,777		Hanover Insurance Group, Inc.	2,019,708
34,004		Hartford Financial Services Group, Inc.	2,465,630
23,383		Houlihan Lokey, Inc.	2,009,535
68,300		Jefferies Financial Group, Inc. (a)	2,255,266
40,702		Loews Corporation	2,665,574
36,804		Mercury General Corporation	1,801,556
36,152		Metlife, Inc.	2,436,283
14,181		Piper Sandler Companies (a)	1,868,914
32,688		Principal Financial Group, Inc. (a)	2,383,936
44,083		PROG Holdings, Inc. (a)(b)	1,286,783
21,109		Reinsurance Group of America, Inc. (a)	2,656,568
28,388		Stewart Information Services Corporation (a)	1,575,250
33,654		Stifel Financial Corporation (a)	2,159,577
52,630		Synchrony Financial	1,949,415
14,222		Travelers Companies, Inc.	2,546,307
741		UMB Financial Corporation	68,431
80,904		Virtu Financial, Inc. - Class A	2,114,022
			64,789,224
		Health Care - 10.7%
37,354		Acadia Healthcare Company, Inc. (a)(b)	2,658,484
5,577		Anthem, Inc.	2,842,095
32,377		Centene Corporation (b)	2,636,783
10,431		Cigna Corporation	2,798,533
22,777		CVS Health Corporation	2,203,675
55,848		Envista Holdings Corporation (a)(b)	2,403,698
38,497		Fulgent Genetics, Inc. (a)(b)	2,098,471
35,462		Gilead Sciences, Inc.	2,299,711
32,750		Henry Schein, Inc. (b)	2,804,710
35,005		Hologic, Inc. (b)	2,634,826
8,947		Laboratory Corporation of America Holdings	2,207,404
9,868		McKesson Corporation (a)	3,243,513
17,780		MEDNAX, Inc. (a)(b)	343,510
8,903		Molina Healthcare, Inc. (b)	2,583,829
165,552		OPKO Health, Inc. (a)(b)	496,656
52,898		Owens & Minor, Inc. (a)	1,845,082
45,065		Pfizer, Inc.	2,390,248
28,997		Prestige Consumer Healthcare, Inc. (b)	1,618,612
17,636		Quest Diagnostics, Inc.	2,487,029
25,092		QuidelOrtho Corporation (a)(b)	2,384,493
3,945		Regeneron Pharmaceuticals, Inc. (b)	2,622,399
9,330		Supernus Pharmaceuticals, Inc. (a)(b)	260,027
31,373		Tenet Healthcare Corporation (b)	2,030,147
163,331		Viatris, Inc.	2,004,071
			51,898,006
		Industrials - 11.7%
6,422		Acuity Brands, Inc. (a)	1,123,978
3,967		AMERCO	1,943,751
27,579		ArcBest Corporation	2,085,800
24,782		Atkore, Inc. (a)(b)	2,699,255
30,948		Atlas Air Worldwide Holdings, Inc. (a)(b)	2,157,385
32,999		Boise Cascade Company (a)	2,551,483
36,286		Builders FirstSource, Inc. (b)	2,361,856
8,984		CACI International, Inc. - Class A (b)	2,518,844
103,721		CoreCivic, Inc. (b)	1,334,889
3,035		Deluxe Corporation	72,627
21,978		Encore Wire Corporation (a)	2,747,690
44,200		GMS, Inc. (a)(b)	2,201,602
21,875		Hub Group, Inc. - Class A (b)	1,596,437
54,499		KBR, Inc. (a)	2,711,870
44,106		Knight-Swift Transportation Holdings, Inc. (a)	2,145,316
19,793		ManpowerGroup, Inc.	1,773,651
15,255		ManTech International Corporation - Class A	1,459,141
25,215		Matson, Inc.	2,266,324
73,808		MDU Resources Group, Inc. (a)	2,020,863
38,549		Mueller Industries, Inc. (a)	2,075,864
16,636		MYR Group, Inc. (b)	1,524,024
27,185		Owens Corning	2,598,342
33,582		Rush Enterprises, Inc. - Class A (a)	1,712,010
33,122		Ryder System, Inc.	2,650,422
94,440		Schneider National, Inc. - Class B (a)	2,279,782
18,860		Science Applications International Corporation	1,632,522
29,965		UFP Industries, Inc.	2,313,298
52,145		Werner Enterprises, Inc. (a)	2,115,523
			56,674,549
		Information Technology - 20.3%
54,994		Alpha & Omega Semiconductor, Ltd. (b)	2,415,886
32,838		Amdocs, Ltd.	2,853,294
111,271		Amkor Technology, Inc.	2,274,379
19,935		Arrow Electronics, Inc. (b)	2,405,158
62,170		Avnet, Inc.	3,012,136
38,739		Axcelis Technologies, Inc. (b)	2,404,142
39,785		Belden, Inc.	2,290,820
24,134		Bread Financial Holdings, Inc. (a)	1,329,783
37,120		Ciena Corporation (b)	1,886,438
43,163		Cisco Systems, Inc.	1,944,493
29,184		Cognizant Technology Solutions Corporation - Class A	2,180,045
72,068		Cohu, Inc. (a)(b)	2,193,029
13,102		Concentrix Corporation	2,029,369
216,025		Conduent, Inc. (b)	1,144,933
49,954		Corning, Inc. (a)	1,789,352
42,904		CSG Systems International, Inc.	2,668,200
27,236		Diodes, Inc. (b)	2,097,444
20,441		ExlService Holdings, Inc. (a)(b)	2,906,506
31,176		First Solar, Inc. (b)	2,201,337
150,788		Hewlett Packard Enterprise Company (a)	2,352,293
67,792		HP, Inc. (a)	2,633,041
25,085		Insight Enterprises, Inc. (a)(b)	2,478,900
46,198		Intel Corporation	2,052,115
1,252		International Business Machines Corporation	173,828
40,651		Jabil, Inc. (a)	2,500,850
75,992		Juniper Networks, Inc.	2,331,435
113,405		Knowles Corporation (b)	2,179,644
3,553		Kyndryl Holdings, Inc. (b)	43,844
24,413		Lumentum Holdings, Inc. (a)(b)	2,101,471
31,814		Methode Electronics, Inc. (a)	1,433,221
29,137		Micron Technology, Inc.	2,151,476
28,220		NetApp, Inc.	2,030,429
46,166		NETGEAR, Inc. (b)	879,462
61,935		NetScout Systems, Inc. (b)	2,126,229
10,731		OSI Systems, Inc. (a)(b)	900,546
16,641		Plexus Corporation (a)(b)	1,411,157
14,276		QUALCOMM, Inc.	2,044,609
67,670		Sanmina Corporation (b)	2,970,036
23,090		SMART Global Holdings, Inc. (b)	569,169
20,218		TD SYNNEX Corporation (a)	2,099,639
49,674		Teradata Corporation (a)(b)	1,908,972
16,618		Teradyne, Inc. (a)	1,815,683
177,574		TTM Technologies, Inc. (a)(b)	2,537,532
48,904		Ultra Clean Holdings, Inc. (b)	1,641,218
46,599		Verint Systems, Inc. (b)	2,378,413
117,414		Vishay Intertechnology, Inc.	2,399,942
43,752		Western Digital Corporation (b)	2,655,309
118,766		Xerox Holdings Corporation (a)	2,235,176
78,417		Xperi Holding Corporation (a)	1,290,744
			98,353,127
		Materials - 4.7%
71,676		Commercial Metals Company (a)	2,847,688
37,047		Louisiana-Pacific Corporation (a)	2,558,466
61,182		Mosaic Company (a)	3,833,052
26,218		Nucor Corporation	3,472,836
16,018		Reliance Steel & Aluminum Company	3,113,899
41,611		Steel Dynamics, Inc.	3,552,747
131,076		United States Steel Corporation (a)	3,286,076
			22,664,764
		Real Estate - 2.2%
9,911		Jones Lang LaSalle, Inc. (b)	1,955,639
162,280		Newmark Group, Inc. - Class A (a)	1,796,440
46,105		PotlatchDeltic Corporation (a)	2,418,668
147,088		Realogy Holdings Corporation (b)	1,820,949
62,718		Weyerhaeuser Company	2,478,615
			10,470,311
		Utilities - 2.2%
42,865		Exelon Corporation	2,106,815
23,094		Hawaiian Electric Industries, Inc.	996,968
34,506		National Fuel Gas Company (a)	2,537,226
61,386		NRG Energy, Inc.	2,826,212
53,437		UGI Corporation (a)	2,283,897
			10,751,118
		TOTAL COMMON STOCKS (Cost $422,213,170)	483,305,823
Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
		Money Market Deposit Account - 0.1%
$531,122		U.S. Bank Money Market Deposit Account, 0.300% (c)	531,122
		TOTAL SHORT-TERM INVESTMENTS (Cost $531,122)	531,122
Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 27.3%
		Private Funds - 27.3%
132,070,775		Mount Vernon Liquid Assets Portfolio, LLC, 0.920% (d)(e)	132,070,775
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $132,070,775)	132,070,775
		TOTAL INVESTMENTS - 127.1% (Cost $554,815,067)	615,907,720
		Liabilities in Excess of Other Assets - (27.1)%	(131,438,877)
		NET ASSETS - 100.0%	$484,468,843

	Percentages are stated as a percent of net assets.
	(a)	All or portion of this security is out on loan as of May 31, 2022. Total value of securities out on loan is $127,406,735 or 26.30% of net assets.
	(b)	Non-income producing security.
	(c)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of May 31, 2022.

	(d)	Annualized seven-day yield as of May 31, 2022.
	(e)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services.

Summary of Fair Value Disclosure at May 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$483,305,823	$-	$-	$483,305,823
Short-Term Investments	531,122	-	-	531,122
Investments Purchased with Proceeds from Securities Lending	-	132,070,775	-	132,070,775
Total Investments in Securities	$483,836,945	$132,070,775	$-	$615,907,720
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended May 31, 2022, the Fund did not recognize any transfers to or from Level 3.